Subsequent events (Details) - EUR (€) € in Billions	1 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Major business combination | Neptune Energy Group Limited ("Neptune") | Var Energi ASA
Disclosure of non-adjusting events after reporting period [line items]
Equity interest acquired (as a percent)		100.00%
Business Combination, Purchase Price of Acquisition, Expected		€ 2.0
Major ordinary share transactions | Energy Infrastructure Partners (EIP) | Eni Plenitude Spa SB
Disclosure of non-adjusting events after reporting period [line items]
Expected capital increase	€ 0.6
Percentage of ownership interest divested	7.60%